Quarterly Holdings Report
for

Fidelity Advisor® Focused Emerging Markets Fund (formerly Fidelity Advisor® Emerging Markets Fund)

July 31, 2021

FAEM-QTLY-0921
1.804858.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Bermuda - 1.9%
Credicorp Ltd. (United States) (a)	244,300	$24,664,528
Shangri-La Asia Ltd. (a)	15,732,000	13,968,435

TOTAL BERMUDA		38,632,963

Brazil - 3.8%
Localiza Rent A Car SA	1,453,800	17,348,182
Natura & Co. Holding SA (a)	3,500,400	36,124,706
Suzano Papel e Celulose SA (a)	2,209,600	22,939,197

TOTAL BRAZIL		76,412,085

Canada - 2.8%
Barrick Gold Corp. (b)	2,572,400	56,001,148
Cayman Islands - 20.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	415,800	81,160,002
JD.com, Inc. sponsored ADR (a)	1,111,933	78,813,811
Li Ning Co. Ltd.	3,268,000	34,441,389
Meituan Class B (a)(c)	1,209,900	33,479,659
Tencent Holdings Ltd.	2,986,100	180,086,159

TOTAL CAYMAN ISLANDS		407,981,020

China - 10.0%
China Life Insurance Co. Ltd. (H Shares)	19,821,000	33,036,546
China Merchants Bank Co. Ltd. (H Shares)	5,146,500	39,205,626
Haier Smart Home Co. Ltd. (A Shares)	8,026,228	31,029,440
Industrial & Commercial Bank of China Ltd. (H Shares)	116,505,000	64,694,457
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	570,000	34,434,918

TOTAL CHINA		202,400,987

Greece - 1.3%
National Bank of Greece SA (a)	8,933,800	25,328,552
Hong Kong - 0.9%
China Resources Beer Holdings Co. Ltd.	2,422,000	18,123,354
Hungary - 2.5%
Richter Gedeon PLC	1,807,208	49,601,493
India - 10.8%
Graphite India Ltd.	1,171,743	11,154,203
Housing Development Finance Corp. Ltd.	1,259,198	41,347,141
Larsen & Toubro Ltd.	2,287,200	49,269,088
Shree Cement Ltd.	72,283	27,482,338
Solar Industries India Ltd.	867,700	19,897,570
State Bank of India	7,803,800	45,325,830
Voltas Ltd.	1,567,500	22,332,766

TOTAL INDIA		216,808,936

Indonesia - 1.3%
PT Bank Mandiri (Persero) Tbk	67,515,669	26,602,943
Korea (South) - 12.9%
AMOREPACIFIC Corp.	83,530	16,050,084
Hyundai Motor Co.	118,100	22,334,050
Samsung Electronics Co. Ltd.	2,772,531	188,802,250
Shinhan Financial Group Co. Ltd.	956,360	32,343,502

TOTAL KOREA (SOUTH)		259,529,886

Mexico - 4.8%
CEMEX S.A.B. de CV sponsored ADR (a)	3,506,700	28,509,471
Grupo Financiero Banorte S.A.B. de CV Series O	3,550,000	23,014,254
Wal-Mart de Mexico SA de CV Series V	13,429,400	44,269,374

TOTAL MEXICO		95,793,099

Netherlands - 1.0%
Yandex NV Series A (a)	293,100	19,910,283
Russia - 3.2%
Lukoil PJSC sponsored ADR	498,000	42,678,600
Sberbank of Russia sponsored ADR	1,348,600	22,454,190

TOTAL RUSSIA		65,132,790

South Africa - 0.9%
Impala Platinum Holdings Ltd.	1,041,100	18,767,325
Taiwan - 14.5%
ASE Technology Holding Co. Ltd.	7,751,000	34,140,026
ECLAT Textile Co. Ltd.	1,435,000	31,360,622
HIWIN Technologies Corp.	2,125,903	24,484,213
Sporton International, Inc.	1,280,000	11,088,806
Taiwan Semiconductor Manufacturing Co. Ltd.	5,534,554	115,781,197
Unified-President Enterprises Corp.	15,074,000	39,571,786
Yageo Corp.	1,816,000	36,658,056

TOTAL TAIWAN		293,084,706

TOTAL COMMON STOCKS
(Cost $1,638,425,978)		1,870,111,570

Nonconvertible Preferred Stocks - 4.8%
Brazil - 4.8%
Ambev SA sponsored ADR	9,356,700	29,660,739
Itau Unibanco Holding SA	3,804,480	22,133,297
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,262,878	45,484,908
TOTAL NONCONVERTIBLE PREFFERED STOCKS
(Cost $86,313,110)		97,278,944

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.06% (d)	40,301,025	40,309,085
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	7,159,334	7,160,050
TOTAL MONEY MARKET FUNDS
(Cost $47,469,135)		47,469,135
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,772,208,223)		2,014,859,649
NET OTHER ASSETS (LIABILITIES) - 0.0%		(643,151)
NET ASSETS - 100%		$2,014,216,498

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,479,659 or 1.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,004
Fidelity Securities Lending Cash Central Fund	28,804
Total	$56,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$36,150,215	$790,406,178	$786,245,859	$(1,449)	$--	$40,309,085	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	8,224,125	90,756,671	91,820,746	--	--	7,160,050	0.0%
Total	$44,374,340	$881,162,849	$878,066,605	$(1,449)	$--	$47,469,135

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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